SEMI ANNUAL REPORT

JUNE 30, 2000

TEMPLETON  RETIREMENT ANNUITY
- TRA Separate Account
- Franklin Templeton
  Variable Insurance Products Trust
  Templeton Growth Securities Fund - Class 1




[FRANKLIN TEMPLETON INVESTMENTS LOGO]

FRANKLIN(R) TEMPELTON (R) INVESTMENTS

A WORD ABOUT RISK

All of the funds are subject to certain risks, which will cause investment returns and the value of your principal to increase or decrease. Generally, investments offering the potential for higher returns are accompanied by a higher degree of risk. Stocks and other equities, representing an ownership interest in an individual company, have historically outperformed other asset classes over the long term, but tend to fluctuate more dramatically over the shorter term. Securities of smaller companies, and companies involved in reorganization or bankruptcy, may have greater price swings and greater credit and other risks.

Bonds and other debt obligations are affected by the creditworthiness of their issuers and changes in interest rates, with prices declining as interest rates increase. High yield, lower-rated ("junk") bonds generally have greater price swings and higher default risks than investment grade bonds.

Foreign investing, especially in emerging market countries, has additional risks such as changes in currency values, market price swings, and economic, political, or social instability. These, and other risks pertaining to specific portfolios, such as specialized industry or geographic sectors or use of complex securities, are discussed in the prospectus. Your investment representative can help you determine which portfolios may be right for you.

TEMPLETON RETIREMENT ANNUITY
SEMIANNUAL REPORT
TABLE OF CONTENTS                                        [GRAPHIC OMITTED]

Letter to Contract Owners ..............   2
Manager's Discussion ...................   TG-1
Performance ............................   TG-4
Financial Highlights ...................   TG-5
Statement of Investments ...............   TG-7
Financial Statements ...................   TG-13
Notes to Financial Statements  .........   TG-16
Tax Designation ........................   TG-20
Templeton Funds Retirement Annuity
  Separate Account Financials ..........   SA-1

    Please retain this document with your current prospectus for reference.

Thank you for investing with Templeton Retirement Annuity. We encourage our investors to maintain a long-term perspective, and remember that all securities markets move both up and down, as do fund unit prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

LETTER TO CONTRACT OWNERS

Dear Contract Owners:

We are pleased to bring you Franklin Templeton Variable Insurance Products Trust's semiannual report for the period ended June 30, 2000.

During the first six months of 2000, many of the world's economies strengthened, in contrast to the U.S. economy, which began to show the first signs of slowing toward the period's end. Abroad, those countries in the European Union were able to take advantage of the euro's weakness to bolster exports and create jobs, pushing the region's unemployment to its lowest level in seven years. Many Asian and Latin American emerging countries' economies also enjoyed brisk growth during the period, with steadier consumer consumption replacing exports and government spending as the principal foundation for growth. The Japanese economy recently reported a 2.4% annualized increase in its gross domestic product (GDP) for the first quarter of 2000, the highest in four years.

It was a different story in the U.S., as the Federal Reserve Board (the Fed) continued to raise short-term interest rates in an effort to stem what they apparently believed was a rising inflation threat as a result of the super-heated economy. The first signs of a slowdown appeared in March, when retail sales, new vehicle sales and housing starts fell, and this trend continued into June, reinforcing the possibility that the economy was indeed decelerating.

In spite of the generally strong economic backdrop, most stock markets around the globe ended the period in negative territory, weighed down by rising interest rates. However, this environment affected various stocks differently, and the end result does not tell the entire story.

For the stock markets, the beginning of the period witnessed the continuance of many investors' ravenous appetites for "new economy" stocks -- technology, biotechnology, telecommunications and Internet-related companies -- seemingly at the expense of "old economy" stocks, which meant almost everything else. Taking a cue from the end of 1999 and apparently fueled by a rapidly increasing money supply and central bank reluctance to raise rates in anticipation of potential Y2K problems, investors jumped into these new economy stocks, and many rocketed in the first two months of 2000. This was most obvious in the U.S., where at its peak on March 10, 2000, the technology-heavy Nasdaq(R) had increased 24.1% since the start of the year, but this "tech mania" also included technology companies in Europe and

Japan, which saw the prices of some of their hottest stocks double, triple and more.(1) However, many of these stocks ran out of gas in March with the Nasdaq falling 37.3% from its high, as investor confidence waned following recurrent Fed interest-rate increases. For the period, the Nasdaq returned -2.02%.

While new economy stocks were grabbing headlines, it was some of the old economy stocks that were the best performers in the period. Supported by oil prices hovering around $29 a barrel and natural gas prices at three-year highs, many energy-related company stocks increased significantly. Likewise, pharmaceutical stocks rose strongly, as investors seemed to feel that an aging world population would likely increase the demand for such companies' products regardless of the level of economic growth or interest rates.

U.S. Treasury and corporate bond prices were volatile in this rising interest-rate environment, partially due to investor uncertainty over the U.S. economy's strength. Surprisingly, many emerging market bonds posted solid performances, bolstered by these countries' improving financial conditions.

It is important to remember, of course, that securities markets always have been, and always will be, subject to volatility. No one can predict exactly how they will perform in the future. For this reason, we urge you to exercise patience and focus not on day-to-day market movements, but on your long-term retirement and investment goals. As always, we appreciate your support, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,

/s/ RUPERT H. JOHNSON, JR.

Rupert H. Johnson, Jr.
Vice President
Franklin Templeton Variable Insurance Products Trust


/s/ RICHARD P. AUSTIN

Richard P. Austin
President
Templeton Funds Annuity Company

(1) The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock Market(R). The Index is market-value weighted and includes over 5,000 companies (as of 6/30/00).

                                          TEMPLETON GROWTH SECURITIES FUND

--------------------------------------------------------------------------------
FUND GOAL AND PRIMARY INVESTMENTS: TEMPLETON GROWTH SECURITIES FUND (FORMERLY TEMPLETON GLOBAL GROWTH FUND) SEEKS LONG-TERM CAPITAL GROWTH. THE FUND INVESTS PRIMARILY IN EQUITY SECURITIES OF COMPANIES OF ANY NATION, INCLUDING THOSE IN THE U.S. AND EMERGING MARKETS.
--------------------------------------------------------------------------------

During the six months under review, global economies appeared to be improving, although most trailed the U.S. economy's growth rate. Europe displayed slow but steady improvement in manufacturing output, unemployment rates slightly declined and consumer confidence increased. The euro has fallen significantly since its introduction, but a more positive economic outlook for Europe should help benefit the currency.

In the U.S., the economy continued to post solid gross domestic product (GDP) gains during the six months under review, but began to show signs of modest deceleration. During this period, the Federal Reserve Board raised the federal funds target rate three separate times to 6.5%, up from 5.5%. While by no means necessarily signaling a major slowdown, some core economic indicators, such as housing starts and unemployment claims, finally registered signs of slowing.

As the U.S. stock market advanced during the past decade, domestic household net worth increased, consumer consumption rose, annual savings rates dropped and many investors borrowed money to purchase stocks (margin debt). During the reporting period, margin debt reached its highest point ever as a percentage of total stock market capitalization. As a percentage of GDP, margin debt exceeded 2.4% at the end of the period after hovering at less than 1% for several decades.

As margin debt has grown, so has the Nasdaq Composite Index. More than half of the index's stocks are in the telecommunications and technology sectors that have attracted margin buying. This focus on technology and telecom stocks during the past several years is due partly to these sectors' earnings growth, which has far exceeded non-technology companies' earnings growth. Despite the difference in earnings growth, global technology and telecom companies' share of world net income was not substantially different from the early 1980s. However, these stocks comprise over a third of world stock market capitalization, up from about 15% in the early 1980s, indicating that



GEORGRAPHIC DISTRIBUTION

[This chart in pie format shows the geographic distribution of Templeton Growth Securities Fund, as a percentage of total net assets as of 6/30/00.]

North America                                        34.5%
Europe                                               32.8%
Asia                                                 14.6%
Latin America                                         4.5%
Australia/New Zealand                                 4.0%
Short-Term Investments & Other Net Assets             9.6%

   Top 10 Holdings
   Templeton Growth Securities Fund
   6/30/00

   Company                      % of Total
   Sector, Country              Net Assets
   ---------------------------------------
   H.J. Heinz Co.                   2.1%
   Food & Household
   Products, U.S.

   Cheung Kong
   Holdings Ltd.                    1.8%
   Multi-Industry,
   Hong Kong

   Australia & New Zealand
   Banking Group Ltd.               1.7%
   Banking, Australia

   HSBC Holdings PLC                1.6%
   Banking, Hong Kong

   Kroger Co.                       1.5%
   Merchandising, U.S.

   Abbott Laboratories              1.5%
   Health & Personal Care,
   U.S.

   Aventis SA                       1.5%
   Health & Personal Care,
   France

   Fuji Photo Film Co. Ltd.         1.4%
   Electrical & Electronics,
   Japan

   Ford Motor Co.                   1.3%
   Automobiles, U.S.

   Albertson's Inc.                 1.3%
   Merchandising, U.S.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments.

while such companies' stock prices have soared, their share of world net income has not experienced the same climb. At Templeton, we have a history of avoiding what we believe are the most speculative parts of the markets. During the reporting period, we continued to consider telecommunications and technology speculative. While we sold most of the Fund's holdings in these sectors too early, we did so in an attempt to avoid the downside risks.

During the reporting period, the most substantial change to the Fund was an increase in U.S. exposure. Although this move may appear unusual given historically high domestic stock market valuations, we believe most risks in the U.S. are narrowly focused and that those indexes that appear highly priced actually mask many undervalued securities. Many investors and financial leaders were concerned about the state of U.S. financial markets partly due to the combination of many stocks' historically high valuations, the market's size relative to the overall economy, relatively large margin debt and the rapid turnover of investments. However, despite these risks, we are comfortable with the Fund's holdings and with increasing its U.S. exposure.

At the period's end, we believe Templeton Growth Securities Fund's holdings are substantially less expensive than overall market averages. Generally speaking, we feel that indexes were expensive because parts of the market were priced excessively. However, behind the overall market advances, most stocks have been declining in value. For example, since 1998 more stocks on the New York Stock Exchange have actually been falling in value rather than increasing, even while indexes have hit all-time highs. Because of the two-tier nature of valuations, we were able to identify several securities that had what we believed were low prices.

Despite a price-to-earnings ratio for the Standard & Poor's 500(R) Composite Index of 29 times at period-end, the average stock's decline has left the median price-to-earnings ratio for U.S. stocks at about 13 times. We increased our U.S. holdings in an attempt to take advantage of such investment opportunities. Additions to the Fund's portfolio include H.J. Heinz, BankAmerica, Albertson's and K-Mart. We added each of these stocks after they suffered substantial price declines and traded at what we believed were exceptional valuations.

Overseas, we perceived a similar divergence in values. The Hong Kong Stock Market, for example, had a price-to-earnings ratio in the high 20s early in the period, but when technology and new economy stocks are removed from the index, the ratio falls to about 13 -- in our opinion, a reasonable number, and one not much higher than where the market was during 1998's Asian financial crisis. The same holds true for South Korea, with the index there, minus technology and telecommunications stocks, falling below 10 times earnings, also to a level similar to that during the Asian financial crisis. The Fund's Asian exposure declined from 20% of total net assets at the beginning of the period to less than 15% by the end. Many of our Asian positions performed well and we attempted to take advantage of dramatic price increases by reducing our holdings.

In Latin America, the Fund's holdings fell from 7.9% of total net assets at the beginning of the period to 4.5%. Latin American markets were hard hit during the period, due in large part to rising U.S. interest rates and local election concerns.

The Fund's exposure to Europe decreased during the six months under review, as we sold several positions. Our total holdings in Europe declined from 37.6% at the beginning of the period to 32.8% by the end. However, we found a large number of companies we believe are inexpensive based on cash flow. During the latest economic cycle, free cash flow as a percentage of sales in Europe was twice as high as during the previous cycle. This contributed to a substantial increase in mergers and acquisitions. In fact, most of the recent global merger activity involved European companies purchasing American assets. Looking forward, we believe this trend will continue, and that it should benefit many of the Fund's holdings.

-------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2000, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
-------------------------------------------------------------------------------

Templeton Growth
Securities Fund - Class 1

-------------------------------------------------------------------------------
Performance reflects the Fund's Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 6/30/00

TEMPLETON GROWTH SECURITIES FUND - CLASS 1 DELIVERED A -1.96% CUMULATIVE TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED 6/30/00. Total return of Class 1 shares represents the cumulative or average annual change in value, assuming reinvestment of dividends and capital gains. Average returns smooth out variations in returns, which can be significant; they are not the same as year-by-year results.

 Templeton Growth Securities Fund - Class 1
 Periods ended 6/30/00
                                                               Since
                                                            Inception
                                    1-Year       5-Year     (3/15/94)
 --------------------------------------------------------------------
 Average Annual Total Return         +5.97%      +13.37%     +12.25%
 Cumulative Total Return             +5.97%      +87.26%    +106.98%
 Value of $10,000 Investment        $10,597      $18,726     $20,698

ONGOING STOCK MARKET VOLATILITY CAN DRAMATICALLY CHANGE THE FUND'S SHORT-TERM PERFORMANCE; CURRENT RESULTS MAY BE LOWER.





-------------------------------------------------------------------------------
Since markets can go down as well as up, investment return and the value of your principal will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------

              Past performance does not guarantee future results.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights (continued)

                                                                                   CLASS 1
                                               ---------------------------------------------------------------------------------
                                                SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                                  JUNE 30, 2000   --------------------------------------------------------------
                                                   (UNAUDITED)        1999         1998         1997         1996         1995
                                               ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........     $15.63              $14.77     $15.34       $13.80       $11.75       $10.48
                                               ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(c) .....................        .20                 .28        .35          .33          .25          .16
 Net realized and unrealized gains (losses) ...       (.55)               2.66        .98         1.53         2.22         1.17
                                               ---------------------------------------------------------------------------------
Total from investment operations ..............       (.35)               2.94       1.33         1.86         2.47         1.33
                                               ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ........................       (.27)               (.36)      (.41)        (.24)        (.21)        (.06)
 Net realized gains ...........................      (1.75)              (1.72)     (1.49)        (.08)        (.21)          --
                                               ---------------------------------------------------------------------------------
Total distributions ...........................      (2.02)              (2.08)     (1.90)        (.32)        (.42)        (.06)
                                               ---------------------------------------------------------------------------------
Net asset value, end of period ................     $13.26              $15.63     $14.77       $15.34       $13.80       $11.75
                                               =================================================================================
Total return(b) ...............................     (1.96%)             21.04%      8.98%       13.50%       21.28%       12.72%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............. $1,243,828            $708,310   $747,080     $758,445     $579,877     $338,755
Ratios to average net assets:
 Expenses .....................................       .88%(a)             .88%       .88%         .88%         .93%         .97%
 Net investment income ........................      2.87%(a)            1.87%      2.27%        2.49%        2.20%        2.46%
Portfolio turnover rate .......................     64.71%              46.54%     32.30%       24.81%       12.32%       30.92%

(a)Annualized
(b)Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for period less than one year.
(c)Based on average shares outstanding effective year ended December 31, 1999.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights (continued)

                                                                        CLASS 2
                                                        ---------------------------------------
                                                         SIX MONTHS ENDED
                                                          JUNE 30, 2000         YEAR ENDED
                                                           (UNAUDITED)      DECEMBER 31, 1999(C)
                                                        ---------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................         $15.60             $15.34
                                                        ---------------------------------------
Income from investment operations:
 Net investment income(d) ...........................            .20                .17
 Net realized and unrealized gains (losses) .........           (.58)              2.17
                                                        ---------------------------------------
Total from investment operations ....................           (.38)              2.34
                                                        ---------------------------------------
Less distributions from:
 Net investment income ..............................           (.25)              (.36)
 Net realized gains .................................          (1.75)             (1.72)
                                                        ---------------------------------------
Total distributions .................................          (2.00)             (2.08)
                                                        ---------------------------------------
Net asset value, end of period ......................         $13.22             $15.60
                                                        =======================================
Total return(b) .....................................         (2.08%)            16.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................        $72,156             $4,483
Ratios to average net assets:
 Expenses ...........................................          1.13%(a)           1.14%(a)
 Net investment income ..............................          3.08%(a)           1.17%(a)
Portfolio turnover rate .............................         64.71%             46.54%

(a)Annualized
(b)Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
(c)For the period January 6, 1999 (effective date) to December 31, 1999.
(d)Based on average shares outstanding.

                       See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2000 (unaudited)

                                                                  COUNTRY          SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 89.1%
    AEROSPACE & MILITARY TECHNOLOGY 4.5%
    BAE Systems PLC ......................................    United Kingdom     2,090,590     $  12,944,144
    Boeing Co. ...........................................     United States       182,500         7,630,781
    Lockheed Martin Corp. ................................     United States       612,500        15,197,656
    Raytheon Co., A ......................................     United States       483,374         9,395,582
    Rolls-Royce PLC ......................................    United Kingdom     3,988,521        14,174,203
                                                                                               -------------
                                                                                                  59,342,366
                                                                                               -------------
    APPLIANCES & HOUSEHOLD DURABLES
    Guangdong Kelon Electrical Holdings Ltd., H ..........         China         1,123,000           608,658
                                                                                               -------------
    AUTOMOBILES 4.5%
    Bayerische Motorenwerke AG ...........................        Germany          203,600         6,225,643
    Ford Motor Co. .......................................     United States       407,000        17,501,000
    General Motors Corp. .................................     United States       140,000         8,128,750
    Regie Nationale des Usines Renault SA ................        France           165,000         7,528,469
(a) Visteon Corp. ........................................     United States        53,290           646,138
    Volkswagen AG ........................................        Germany          165,400         6,389,345
    Volvo AB, B ..........................................        Sweden           571,100        12,469,006
                                                                                               -------------
                                                                                                  58,888,351
                                                                                               -------------
    BANKING 8.1%
    Australia & New Zealand Banking Group Ltd. ...........       Australia       2,844,184        21,874,923
    Banca Nazionale del Lavoro SpA .......................         Italy         1,781,960         6,268,733
    Banco Popular Espanol SA .............................         Spain           140,000         4,347,993
    Bank Austria AG ......................................        Austria          109,065         5,333,860
    Bank of America Corp. ................................     United States       395,000        16,985,000
    Deutsche Bank AG .....................................        Germany          150,700        12,646,932
    Foreningssparbanken AB, A ............................        Sweden           200,000         2,941,512
    HSBC Holdings PLC ....................................       Hong Kong       1,800,801        20,559,990
    National Australia Bank Ltd. .........................       Australia         465,000         7,788,714
    U.S. Bancorp. ........................................     United States       425,000         8,181,250
                                                                                               -------------
                                                                                                 106,928,907
                                                                                               -------------
    BROADCASTING & PUBLISHING .4%
    Wolters Kluwer NV ....................................      Netherlands        215,100         5,752,550
                                                                                               -------------
    BUILDING MATERIALS & COMPONENTS .6%
    Caradon PLC ..........................................    United Kingdom     2,805,290         6,412,625
    Owens Corning ........................................     United States       200,000         1,850,000
                                                                                               -------------
                                                                                                   8,262,625
                                                                                               -------------
    BUSINESS & PUBLIC SERVICES .6%
(a) Gartner Group Inc., B ................................     United States       224,400         2,215,950
(a) Humana Inc. ..........................................     United States       250,000         1,218,750
    Waste Management Inc. ................................     United States       250,000         4,750,000
                                                                                               -------------
                                                                                                   8,184,700
                                                                                               -------------
    CHEMICALS 4.3%
    Akzo Nobel NV ........................................      Netherlands        355,200        15,151,260
    BASF AG ..............................................        Germany          253,200        10,314,980
    DSM NV, Br. ..........................................      Netherlands        300,000         9,662,206
    Eastman Chemical Co. .................................     United States       125,000         5,968,750
    Kemira OY ............................................        Finland          447,900         2,189,611
    Lyondell Chemical Co. ................................     United States       770,500        12,905,875
                                                                                               -------------
                                                                                                  56,192,682
                                                                                               -------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)

                                                         COUNTRY          SHARES            VALUE
------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    DATA PROCESSING & REPRODUCTION .9%
    Compaq Computer Corp. .......................     United States       400,000      $  10,225,000
    Fujitsu Ltd. ................................         Japan            30,000          1,040,594
                                                                                       -------------
                                                                                          11,265,594
                                                                                       -------------
    ELECTRICAL & ELECTRONICS 5.0%
    ABB Ltd. ....................................      Switzerland         25,975          3,026,616
    Alcatel SA ..................................        France           187,175         12,325,948
    Fuji Photo Film Co. Ltd. ....................         Japan           450,000         18,458,485
    Hitachi Ltd. ................................         Japan         1,003,500         14,511,176
(a) Hyundai Electronics Industries Co. ..........      South Korea        100,000          1,973,050
    Koninklijke Philips Electronics NV ..........      Netherlands        124,928          5,915,650
    Marconi PLC .................................    United Kingdom       237,900          3,091,832
    Motorola Inc. ...............................     United States        30,300            880,594
    Sony Corp. ..................................         Japan            57,900          5,417,608
                                                                                       -------------
                                                                                          65,600,959
                                                                                       -------------
    ELECTRONIC COMPONENTS & INSTRUMENTS .1%
(a) Agilent Technologies Inc. ...................     United States         3,814            281,283
    Hewlett-Packard Co. .........................     United States        10,000          1,248,750
                                                                                       -------------
                                                                                           1,530,033
                                                                                       -------------
    ENERGY EQUIPMENT & SERVICES .4%
    TransCanada PipeLines Ltd. ..................        Canada           623,900          4,758,095
                                                                                       -------------
    ENERGY SOURCES 6.6%
    Amerada Hess Corp. ..........................     United States        87,928          5,429,554
    Burlington Resources Inc. ...................     United States       193,400          7,397,550
    Eni SpA .....................................         Italy         2,469,050         14,294,948
    Norsk Hydro ASA .............................        Norway            47,000          1,979,480
    Occidental Petroleum Corp. ..................     United States       623,100         13,124,044
    Petroleo Brasileiro SA, ADR .................        Brazil           170,000          5,059,200
(a) Ranger Oil Ltd. .............................        Canada           273,050          1,455,824
(a) Renaissance Energy Ltd. .....................        Canada           254,800          2,467,693
    Repsol SA ...................................         Spain           200,000          3,997,163
    Shell Transport & Trading Co. PLC ...........    United Kingdom     1,632,853         13,830,196
    Societe Elf Aquitaine SA, Br. ...............        France            37,072          7,622,353
    Texaco Inc. .................................     United States       180,000          9,585,000
    Valero Energy Corp. .........................     United States        28,500            904,875
                                                                                       -------------
                                                                                          87,147,880
                                                                                       -------------
    FINANCIAL SERVICES 3.3%
    AXA SA ......................................        France            20,880          3,302,404
    ING Groep NV ................................      Netherlands        164,034         11,132,249
    Lend Lease Corp. Ltd. .......................       Australia         485,500          6,211,145
    Merrill Lynch & Co. Inc. ....................     United States       125,000         14,375,000
    Nomura Securities Co. Ltd. ..................         Japan           340,000          8,338,925
                                                                                       -------------
                                                                                          43,359,723
                                                                                       -------------
    FOOD & HOUSEHOLD PRODUCTS 5.3%
    Archer-Daniels-Midland Co. ..................     United States       912,196          8,950,923
    H.J. Heinz Co. ..............................     United States       630,000         27,562,500
    Nabisco Group Holdings Corp. ................     United States       443,900         11,513,656
    Newell Rubbermaid Inc. ......................     United States        75,000          1,931,250
    Northern Foods PLC ..........................    United Kingdom     2,208,797          4,004,170
    PanAmerican Beverages Inc., A ...............        Mexico           150,000          2,240,625
    Sara Lee Corp. ..............................     United States       400,000          7,725,000
    Tate & Lyle PLC .............................    United Kingdom       450,000          2,285,526
    Unilever NV .................................      Netherlands        545,900          3,307,696
                                                                                       -------------
                                                                                          69,521,346
                                                                                       -------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)

                                                 COUNTRY          SHARES           VALUE
---------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    FOREST PRODUCTS & PAPER 2.9%
    Assidoman AB ........................        Sweden           192,100      $  2,748,666
    Assidoman AB, 144A ..................        Sweden            57,630           824,600
    Bowater Inc. ........................     United States       225,000         9,928,125
    Carter Holt Harvey Ltd. .............      New Zealand      1,155,252         1,006,094
    Georgia-Pacific Timber Co. ..........     United States       222,200         4,805,075
    International Paper Co. .............     United States       200,000         5,962,500
    Metsa Serla OY, B ...................        Finland          270,000         2,005,770
    Stora Enso OYJ, R ...................        Finland          132,700         1,214,759
    UPM-Kymmene Corp. ...................        Finland          400,000         9,968,943
                                                                               ------------
                                                                                 38,464,532
                                                                               ------------
    HEALTH & PERSONAL CARE 4.4%
    Abbott Laboratories .................     United States       445,370        19,846,801
    Aventis SA ..........................        France           260,002        19,053,289
(a) CellTech Group PLC ..................    United Kingdom       796,142        15,330,588
    Pharmacia Corp. .....................     United States        69,000         3,566,438
                                                                               ------------
                                                                                 57,797,116
                                                                               ------------
    INDUSTRIAL COMPONENTS 1.2%
    Goodyear Tire & Rubber Co. ..........     United States       269,000         5,380,000
    Michelin SA, B ......................        France           120,000         3,866,033
    Sandvik AB ..........................        Sweden           200,000         4,218,447
    Yamato Kogyo Co. Ltd. ...............         Japan           539,000         2,496,196
                                                                               ------------
                                                                                 15,960,676
                                                                               ------------
    INSURANCE 5.4%
    Ace Ltd. ............................        Bermuda          302,000         8,456,000
    Aetna Inc. ..........................     United States       110,000         7,060,625
    Allstate Corp. ......................     United States       457,700        10,183,825
    Partnerre Ltd. ......................        Bermuda          214,500         7,601,344
    Scor ................................        France             8,542           373,453
    Torchmark Corp. .....................     United States       273,400         6,749,563
    Unumprovident Corp. .................     United States        81,100         1,627,069
    XL Capital Ltd., A ..................        Bermuda          127,100         6,879,288
    Zurich Allied AG ....................      Switzerland         11,500         5,700,141
    Zurich Allied PLC ...................    United Kingdom     1,386,000        16,302,920
                                                                               ------------
                                                                                 70,934,228
                                                                               ------------
    LEISURE & TOURISM .3%
    Galileo International Inc. ..........     United States       160,000         3,340,000
                                                                               ------------
    MACHINERY & ENGINEERING .9%
    CNH Global NV .......................      Netherlands        106,800           987,900
    Invensys PLC ........................    United Kingdom     1,769,383         6,629,461
    METSO OYJ ...........................        Finland          392,800         4,744,143
                                                                               ------------
                                                                                 12,361,504
                                                                               ------------
    MERCHANDISING 6.4%
    Albertson's Inc. ....................     United States       512,800        17,050,600
    J.C. Penney Co. Inc. ................     United States       180,000         3,318,750
(a) Kmart Corp. .........................     United States     1,100,000         7,493,750
(a) Kroger Co. ..........................     United States       910,000        20,076,875
    Marks & Spencer PLC .................    United Kingdom     3,261,000        11,428,335
    Safeway PLC .........................    United Kingdom     3,223,718        12,542,131
    Sears, Roebuck & Co. ................     United States       255,900         8,348,738
    W.H. Smith PLC ......................    United Kingdom       673,850         4,014,109
                                                                               ------------
                                                                                 84,273,288
                                                                               ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)

                                                                      COUNTRY           SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    METALS & MINING 3.3%
    AK Steel Holding Corp. ...................................     United States         695,400      $  5,563,200
    Barrick Gold Corp. .......................................        Canada             668,800        12,120,948
    Companhia Siderurgica Nacional Sid Nacional CSN ..........        Brazil         129,100,000         4,049,045
    Corus Group PLC ..........................................    United Kingdom       2,000,000         2,914,150
    Industrias Penoles SA ....................................        Mexico           1,875,300         3,029,133
    Pohang Iron & Steel Co. Ltd. .............................      South Korea          127,102        11,053,066
    USX-U. S. Steel Group ....................................     United States         250,000         4,640,625
                                                                                                      ------------
                                                                                                        43,370,167
                                                                                                      ------------
    MULTI-INDUSTRY 4.4%
    Amoy Properties Ltd. .....................................       Hong Kong         2,935,500         1,977,009
    Beijing Datang Power Generation Co. Ltd., H ..............         China           6,860,000         1,540,031
    Broken Hill Proprietary Co. Ltd. .........................       Australia           231,654         2,746,924
    Cheung Kong Holdings Ltd. ................................       Hong Kong         2,114,500        23,395,585
    Cheung Kong Infrastructure Holdings Ltd. .................       Hong Kong         1,768,000         2,903,083
    DESC SA de CV DESC, B ....................................        Mexico           5,237,300         3,351,957
    DESC SA de CV DESC, C ....................................        Mexico           2,671,800         1,682,853
    Hutchison Whampoa Ltd. ...................................       Hong Kong           207,570         2,609,503
    Pacific Dunlop Ltd. ......................................       Australia         1,979,000         1,770,402
    Swire Pacific Ltd., A ....................................       Hong Kong         2,463,800        14,412,438
    Swire Pacific Ltd., B ....................................       Hong Kong         1,304,000         1,062,230
                                                                                                      ------------
                                                                                                        57,452,015
                                                                                                      ------------
    REAL ESTATE 1.4%
    China Resources Beijing Land Ltd. ........................         China           4,652,000           620,641
    General Growth Properties Inc. ...........................     United States         164,500         5,222,875
    Hang Lung Development Co. Ltd. ...........................       Hong Kong         3,624,000         2,812,618
    Highwoods Properties Inc. ................................     United States         107,900         2,589,600
    National Health Investors Inc. ...........................     United States         311,100         3,422,100
    New World Development Co. Ltd. ...........................       Hong Kong            13,457            15,019
    Rouse Co. ................................................     United States         180,000         4,455,000
                                                                                                      ------------
                                                                                                        19,137,853
                                                                                                      ------------
    RECREATION & OTHER CONSUMER GOODS .4%
    Eastman Kodak Co. ........................................     United States          89,600         5,331,200
                                                                                                      ------------
    TELECOMMUNICATIONS 3.3%
    Cable & Wireless HKT Ltd. ................................       Hong Kong           209,746           461,450
(a) General Motors Corp., H ..................................     United States          18,000           526,500
    Nippon Telegraph & Telephone Corp. .......................         Japan                 848        11,300,789
    SK Telecom Co. Ltd., ADR .................................      South Korea          100,000         3,631,250
    Smartone Telecommunications Holdings Ltd. ................       Hong Kong           310,000           685,990
    Telecom Corp. of New Zealand Ltd. ........................      New Zealand        2,362,716         8,286,251
    Telecomunicacoes de Sao Paulo SA .........................        Brazil         276,690,000         3,021,504
    Telefonica de Argentina SA, ADR ..........................       Argentina            67,000         2,127,250
    Telefonos de Mexico SA (Telmex), ADR .....................        Mexico             229,855        13,130,467
                                                                                                      ------------
                                                                                                        43,171,451
                                                                                                      ------------
    TEXTILES & APPAREL .3%
    Adidas-Salomon AG ........................................        Germany             80,000         4,417,009
                                                                                                      ------------
    TRANSPORTATION 1.9%
    Airborne Freight Corp. ...................................     United States         272,000         5,151,000
    British Airways PLC ......................................    United Kingdom       1,745,832        10,036,479
    Peninsular & Oriental Steam Navigation Co. ...............    United Kingdom         294,200         2,507,450
    Singapore Airlines Ltd. ..................................       Singapore           703,100         6,953,736
                                                                                                      ------------
                                                                                                        24,648,665
                                                                                                      ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)

                                                                                   COUNTRY          SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS 8.0%
Centrais Eletricas Brasileiras SA (Eletrobras), ADR .......................        Brazil           514,400      $    5,144,000
CLP Holdings Ltd. .........................................................       Hong Kong       2,043,000           9,513,540
E.On AG ...................................................................        Germany          258,000          12,488,977
Endesa SA .................................................................         Spain           200,000           3,889,805
Entergy Corp. .............................................................     United States        97,900           2,661,656
Evn AG ....................................................................        Austria           83,370           3,116,665
Hong Kong Electric Holdings Ltd. ..........................................       Hong Kong       2,944,000           9,479,353
Iberdrola SA, Br. .........................................................         Spain           981,200          12,697,174
Korea Electric Power Corp. ................................................      South Korea        458,200          14,218,264
National Grid Group PLC ...................................................    United Kingdom       275,100           2,157,255
National Power PLC ........................................................    United Kingdom     1,802,600          11,474,837
Potomac Electric Power Co. ................................................     United States       100,000           2,500,000
Powergen PLC ..............................................................    United Kingdom       600,000           5,054,725
Thames Water Group PLC ....................................................    United Kingdom       530,800           6,826,144
Transportadora de Gas del Sur SA, B, ADR ..................................       Argentina         386,900           3,482,100
                                                                                                                 --------------
                                                                                                                    104,704,495
                                                                                                                 --------------
TOTAL COMMON STOCKS (COST $1,115,126,998)..................................                                       1,172,708,668
                                                                                                                 --------------
PREFERRED STOCKS 1.3%
Centrais Eletricas Brasileiras SA (Electrobras), ADR, pfd. ................        Brazil           158,760           1,686,825
Embotelladora Andina SA, B, ADR, pfd. .....................................         Chile           302,900           2,896,481
News Corp. Ltd., pfd. .....................................................       Australia         185,422           2,244,911
Petroleo Brasileiro SA, pfd. ..............................................        Brazil           157,470           4,757,270
Telecomunicacoes de Sao Paulo SA, ADR, pfd. ...............................        Brazil           205,300           3,798,050
Volkswagen AG, pfd. .......................................................        Germany           60,000           1,432,077
                                                                                                                 --------------
TOTAL PREFERRED STOCKS (COST $18,882,057)..................................                                          16,815,614
                                                                                                                 --------------
TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $1,134,009,055).......                                       1,189,524,282
                                                                                                                 --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2000 (unaudited) (cont.)


                                                                                             PRINCIPAL
                                                                            COUNTRY           AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------------
(b) REPURCHASE AGREEMENTS 9.4%
    Deutsche Bank AG, 6.80%, 7/03/00 (Maturity Value $40,022,667)
     Collaterized by U.S. Treasury Notes and Bonds ..................    United States     $40,000,000      $   40,000,000
    Dresdner Bank AG, 6.40%, 7/03/00 (Maturity Value $43,794,345)
     Collaterized by U.S. Treasury Notes and Bonds ..................    United States      43,771,000          43,771,000
    HSBC Securities Inc., 6.80%, 7/03/00 (Maturity Value $40,022,667)
     Collaterized by U.S. Treasury Notes and Bonds ..................    United States      40,000,000          40,000,000
                                                                                                            --------------
    TOTAL REPURCHASE AGREEMENTS (COST $123,771,000)..................                                          123,771,000
                                                                                                            --------------
    TOTAL INVESTMENTS (COST $1,257,780,055) 99.8%....................                                        1,313,295,282
    OTHER ASSETS, LESS LIABILITIES .2% ..............................                                            2,688,014
                                                                                                            --------------
    TOTAL NET ASSETS 100.0% .........................................                                       $1,315,983,296
                                                                                                            ==============

(a)Non-income producing
(b)At June 30, 2000, all repurchase agreements held by the Fund had been entered into on that date.

                       See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in securities:
  Cost ................................................    $1,257,780,055
                                                           ==============
  Value ...............................................     1,313,295,282
 Receivables:
   Investment securities sold .........................         4,786,463
   Capital shares sold ................................         3,533,236
   Dividends and interest .............................         5,960,655
                                                           --------------
    Total assets ......................................     1,327,575,636
                                                           --------------
Liabilities:
 Payables:
   Investment securities purchased ....................         4,655,301
   Capital shares redeemed ............................         5,668,779
   Affiliates .........................................           897,842
 Funds advanced by custodian ..........................           130,936
 Other liabilities ....................................           239,482
                                                           --------------
    Total liabilities .................................        11,592,340
                                                           --------------
       Net assets, at value ...........................    $1,315,983,296
                                                           ==============
Net assets consist of:
 Undistributed net investment income ..................    $   12,535,658
 Net unrealized appreciation ..........................        55,515,227
 Accumulated net realized gain ........................       149,380,456
 Capital shares .......................................     1,098,551,955
                                                           --------------
       Net assets, at value ...........................    $1,315,983,296
                                                           ==============
CLASS 1:
 Net assets, at value .................................    $1,243,827,684
                                                           ==============
 Shares outstanding ...................................        93,801,883
                                                           ==============
 Net asset value and offering price per share .........    $        13.26
                                                           ==============
CLASS 2:
 Net assets, at value .................................    $   72,155,612
                                                           ==============
 Shares outstanding ...................................         5,459,676
                                                           ==============
 Net asset value and offering price per share .........    $        13.22
                                                           ==============

                      See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment income:
 (net of foreign taxes of $1,390,890)
 Dividends .................................................    $   14,731,773
 Interest ..................................................         1,669,919
                                                                --------------
    Total investment income ................................        16,401,692
                                                                --------------
Expenses:
 Management fees (Note 3) ..................................         3,568,968
 Distribution fees - Class 2 (Note 3) ......................            34,064
 Custodian fees ............................................           176,100
 Reports to shareholders ...................................            34,000
 Professional fees (Note 3) ................................            38,200
 Trustees' fees and expenses ...............................             2,900
 Other .....................................................             8,351
                                                                --------------
    Total expenses .........................................         3,862,583
                                                                --------------
     Net investment income .................................        12,539,109
                                                                --------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments ..............................................       149,442,355
  Foreign currency transactions ............................           105,598
                                                                --------------
    Net realized gain ......................................       149,547,953
 Net unrealized depreciation on investments ................      (160,733,474)
                                                                --------------
Net realized and unrealized loss ...........................       (11,185,521)
                                                                --------------
Net increase in net assets resulting from operations .......    $    1,353,588
                                                                ==============

                       See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999

                                                                            SIX MONTHS ENDED     YEAR ENDED
                                                                             JUNE 30, 2000   DECEMBER 31, 1999
                                                                           -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................................     $   12,539,109     $  13,240,797
  Net realized gain from investments and foreign currency transactions         149,547,953        72,994,064
  Net unrealized appreciation (depreciation) on investments ...........       (160,733,474)       47,953,928
                                                                           -----------------------------------
     Net increase in net assets resulting from operations .............          1,353,588       134,188,789
 Distributions to shareholders from:
  Net investment income:
    Class 1 ...........................................................        (11,099,754)      (15,661,321)
    Class 2 ...........................................................           (152,094)          (19,742)
  Net realized gains:
    Class 1 ...........................................................        (73,119,422)      (75,768,827)
    Class 2 ...........................................................         (1,029,478)          (95,513)
                                                                           -----------------------------------
 Total distributions to shareholders ..................................        (85,400,748)      (91,545,403)
 Capital share transactions (Note 2):
    Class 1 ...........................................................        620,018,983       (80,925,896)
    Class 2 ...........................................................         67,218,023         3,995,606
                                                                           -----------------------------------
 Total capital share transactions .....................................        687,237,006       (76,930,290)
     Net increase (decrease) in net assets ............................        603,189,846       (34,286,904)
Net assets:
 Beginning of period ..................................................        712,793,450       747,080,354
                                                                           -----------------------------------
 End of period ........................................................     $1,315,983,296     $ 712,793,450
                                                                           ===================================
Undistributed net investment income included in net assets:
 End of period ........................................................     $   12,535,658     $  11,248,397
                                                                           ===================================

                      See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Templeton Growth Securities Fund (the Fund) is a separate, diversified series of the Franklin Templeton Variable Insurance Products Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund seeks long-term capital growth. The portfolio invests primarily in equity securities of issuers in foreign countries with emerging markets.

Effective May 1, 2000, the name of the Templeton Global Growth Fund changed to Templeton Growth Securities Fund, as a result of Fund mergers, as discussed in
Note 6. The Fund's investment objectives and other policies did not change as a result of the name change.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities, the Fund will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class, and its exchange privilege.

At June 30, 2000, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                              SIX MONTHS ENDED                      YEAR ENDED
                                                               JUNE 30, 2000                    DECEMBER 31, 1999(A)
                                                     --------------------------------------------------------------------
                                                          SHARES            AMOUNT           SHARES            AMOUNT
CLASS 1 SHARES:                                      --------------------------------------------------------------------
Shares sold ........................................      6,155,205    $   82,942,043        3,559,626    $   53,423,886
Shares issued on merger (Note 6) ...................     48,592,348       628,298,597               --                --
Shares issued in reinvestment of distributions .....      6,513,470        84,219,176        6,314,237        91,430,148
Shares redeemed ....................................    (12,780,815)     (175,440,833)     (15,136,586)     (225,779,930)
                                                     --------------------------------------------------------------------
Net increase (decrease) ............................     48,480,208    $  620,018,983       (5,262,723)   $  (80,925,896)
                                                     ====================================================================
CLASS 2 SHARES:
Shares sold ........................................      5,301,315    $   73,217,208        3,228,083    $   46,873,543
Shares issued on merger (Note 6) ...................      4,308,381        55,535,000               --                --
Shares issued in reinvestment of distributions .....         91,595         1,181,572            7,976           115,255
Shares redeemed ....................................     (4,528,932)      (62,715,757)      (2,948,742)      (42,993,192)
                                                     --------------------------------------------------------------------
Net increase .......................................      5,172,359    $   67,218,023          287,317    $    3,995,606
                                                     ====================================================================

(a)For the period January 6, 1999 (effective date) to December 31, 1999, for Class 2.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

       ENTITY                                                          AFFILIATION
       --------------------------------------------------------------------------------------
       Franklin Templeton Services, Inc. (FT Services)                 Administrative manager
       Templeton Global Advisors Ltd. (TGAL)                           Investment manager
       Franklin/Templeton Distributors, Inc. (Distributors)            Principal underwriter
       Franklin/Templeton Investor Services, Inc. (Investor Services)  Transfer agent

The Fund pays an investment management fee to TGAL based on the average net assets of the Fund as follows:

       ANNUALIZED FEE RATE   DAILY NET ASSETS
       ------------------------------------------------------------------
        1.00%                First $100 million
         .90%                Over $100 million, up to and including $250 million
         .80%                Over $250 million, up to and including $500 million
         .75%                Over $500 million

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on the average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund's shares.

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

Included in professional fees are legal fees of $616 that were paid to a law firm in which a partner of that firm was an officer of the Fund.

4. INCOME TAXES

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and merger related expenses.

At June 30, 2000, the net unrealized appreciation based on the cost of investments for income tax purposes of $1,259,349,622 was as follows:

       Unrealized appreciation .............  $  181,924,154
       Unrealized depreciation .............    (127,978,494)
                                              --------------
       Net unrealized appreciation .........  $   53,945,660
                                              ==============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 2000 aggregated $912,419,966 and $512,178,868, respectively.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

6. MERGERS

On May 1, 2000, the Franklin Templeton Variable Insurance Products Trust (FTVIPT) - Templeton Growth Securities Fund acquired the net assets of the Templeton Variable Products Series Fund (TVP) - Templeton Stock Fund pursuant to a plan of reorganization approved by TVP - Templeton Stock Fund's shareholders. The merger was accomplished by a tax-free exchange of 48,592,348 Class 1 shares and 4,308,381 Class 2 shares of the FTVIPT - Templeton Growth Securities Fund (valued at $12.93 per share and $12.89 per share, respectively) for the net assets of the TVP - Templeton Stock Fund which aggregated $683,833,597, including $122,735,093 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the FTVIPT - Templeton Growth Securities Fund immediately after the merger were $1,325,793,044.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Tax Designation

At December 31, 1999, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. The Fund intends to make an election under Section 853 of the Internal Revenue Code. This election will allow shareholders to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them.

The following table provides a breakdown by country of foreign source income and foreign taxes paid, as designated by the Fund, to Class 1 and Class 2 shareholders of record on April 26, 2000.

                                          CLASS 1                      CLASS 2
                               ---------------------------------------------------------
                                FOREIGN TAX      FOREIGN      FOREIGN TAX      FOREIGN
                                    PAID      SOURCE INCOME       PAID      SOURCE INCOME
COUNTRY                          PER SHARE      PER SHARE      PER SHARE      PER SHARE
-----------------------------------------------------------------------------------------
Argentina ....................     0.0000         0.0177         0.0000         0.0175
Australia ....................     0.0011         0.0226         0.0011         0.0224
Austria ......................     0.0011         0.0068         0.0011         0.0067
Belgium ......................     0.0011         0.0060         0.0011         0.0059
Bermuda ......................     0.0000         0.0035         0.0000         0.0034
Brazil .......................     0.0026         0.0167         0.0026         0.0166
Canada .......................     0.0004         0.0022         0.0004         0.0021
China ........................     0.0000         0.0042         0.0000         0.0041
Ecuador ......................     0.0000         0.0003         0.0000         0.0003
Finland ......................     0.0030         0.0165         0.0030         0.0163
France .......................     0.0017         0.0115         0.0017         0.0114
Germany ......................     0.0003         0.0024         0.0003         0.0024
Hong Kong ....................     0.0000         0.0410         0.0000         0.0406
Hungary ......................     0.0005         0.0019         0.0005         0.0019
India ........................     0.0000         0.0059         0.0000         0.0058
Italy ........................     0.0004         0.0024         0.0004         0.0023
Japan ........................     0.0017         0.0094         0.0017         0.0093
Mexico .......................     0.0003         0.0044         0.0003         0.0043
Netherlands ..................     0.0020         0.0108         0.0020         0.0107
New Zealand ..................     0.0002         0.0008         0.0002         0.0008
Norway .......................     0.0004         0.0022         0.0004         0.0022
Philippines ..................     0.0002         0.0008         0.0002         0.0008
Singapore ....................     0.0011         0.0040         0.0011         0.0040
South Africa .................     0.0000         0.0072         0.0000         0.0071
South Korea ..................     0.0013         0.0065         0.0013         0.0064
Spain ........................     0.0014         0.0074         0.0014         0.0073
Sweden .......................     0.0016         0.0100         0.0016         0.0099
Switzerland ..................     0.0006         0.0033         0.0006         0.0033
Thailand .....................     0.0003         0.0026         0.0003         0.0025
United Kingdom ...............     0.0103         0.0780         0.0103         0.0772
                                   ---------------------------------------------------
TOTAL ........................    $0.0336        $0.3090        $0.0336        $0.3055
                                  ====================================================

Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (UNAUDITED)

Assets:
 Investments in Templeton Growth Securities Fund
  Cost ..............................................    $12,732,802
                                                         ===========
  Value .............................................     11,321,451
Liabilities:
 Payable to Templeton Funds Annuity Company .........         19,042
                                                         -----------
       Net assets, at value .........................    $11,302,409
                                                         ===========
Net assets attributable to annuitants-
       Annuity reserves (Note 1) ....................    $11,302,409
                                                         ===========

                       See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

Investment income:
Income:
 Dividend distributions ....................................    $    129,727
 Capital gains distributions ...............................       2,444,891
                                                                ------------
  Total income .............................................       2,574,618
Expenses:
 Periodic charge (Note 2) ..................................          62,704
                                                                ------------
   Net investment income ...................................       2,511,914
                                                                ------------
Realized and unrealized losses on investments:
 Net realized loss on investments ..........................         (21,313)
 Net unrealized depreciation on investments ................      (2,159,373)
                                                                ------------
   Net realized and unrealized loss on investments .........      (2,180,686)
                                                                ------------
Net income in net assets resulting from operations .........    $    331,228
                                                                ============

                       See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1999

                                                                              SIX MONTHS ENDED        YEAR ENDED
                                                                                JUNE 30, 2000      DECEMBER 31, 1999
                                                                             ---------------------------------------
Increase (decrease) in net assets:
 Operations:
   Net investment income .................................................      $  2,511,914         $    918,504
   Net realized gain (loss) on investments ...............................           (21,313)             120,868
   Net unrealized appreciation (depreciation) on investments .............        (2,159,373)           1,654,417
                                                                                ---------------------------------
     Net increase in net assets resulting from operations ................           331,228            2,693,789
                                                                                ---------------------------------
 Annuity unit transactions:
   Annuity payments ......................................................          (799,821)          (1,405,865)
   Decrease in annuity reserves for mortality experience (Note 1) ........            (9,106)             (85,386)
                                                                                ---------------------------------
   Net decrease in net assets derived from annuity unit transactions .....          (808,927)          (1,491,251)
                                                                                ---------------------------------
     Net increase (decrease) in net assets ...............................          (477,699)           1,202,538
     Net assets:
 Beginning of period .....................................................        11,780,108           10,577,570
                                                                                ---------------------------------
 End of period ...........................................................      $ 11,302,409         $ 11,780,108
                                                                                =================================

                      See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements (unaudited)

1.  ORGANIZATION AND SUMMARY OF ACCOUNTING POLICIES

The Templeton Funds Retirement Annuity Separate Account (the Separate Account) was established on February 4, 1987 by resolution of the Board of Directors of Templeton Funds Annuity Company (the Company) and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is sold exclusively for use with the Templeton Retirement Annuity, an immediate variable annuity designed for distributing the benefits of tax deferred retirement plans. On May 1, 2000, the Separate Account's shares in the Templeton Variable Product Series Fund - Stock Fund Class 1 valued $11,367,770 were exchanged for shares of equal value in the Franklin Templeton Variable Insurance Products Trust (FTVIPT) - Templeton Growth Securities Fund Class 1. As of June 30, 2000, all assets of the Separate Account are invested in the FTVIPT - Templeton Growth Securities Fund Class 1. The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

A. SECURITY VALUATION

Investments in shares of the Fund are carried in the Statement of Assets and Liabilities at net asset value (market value).

B. DIVIDENDS

Dividend income and capital gain distributions are recorded as income on the ex-dividend date and reinvestment in additional shares of the Fund.

C. INCOME TAXES

Operations of the Separate Account from a part of the Company, which is taxed as a life insurance company under the Internal Revenue Code (the Code). Under current law, no federal income taxes are payable with respect to the Separate Account. Under the principles set forth in Internal Revenue Service Ruling 81-225 and Section 817(h) of the Code and regulations thereunder, the Company understands that it will be treated as owner of the assets invested in the Separate Account for federal income tax purposes, with the result that earnings and gains, if any, derived from those assets will not be included in an Annuitant's gross income until amounts are received pursuant to an Annuity.

D. ANNUITY RESERVES

Annuity reserves are computed according to the 1983a Blended Unisex Mortality Table, with a 50% male/female content. The assumed interest rates are 9%, 7% and 3%. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Separate Account.

2. PERIODIC CHARGE

The Company assesses a Periodic Charge against the Separate Account, equal on an annual basis to 1.1% of Separate Account assets. The Periodic Charge, in the following amounts, compensates the Company for expenses of administering the Separate Account and for assuming the risks that mortality experience will be lower than the rate assumed and that expenses will be greater than what is assumed: 0.3% of average annual net assets to cover expenses, 0.3% to cover expense risk and 0.5% to cover the mortality risk. The Periodic Charge is guaranteed as to Annuities issued prior to the effective date of any change in the Periodic Charge.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FUNDS RETIREMENT ANNUITY SEPARATE ACCOUNT

Notes to Financial Statements (unaudited) (continued)

3. INVESTMENT TRANSACTIONS

During the period ended June 30, 2000, FTVIPT - Templeton Growth Securities Fund Class 1 shares purchases and sales aggregated $2,578,962 and $852,589 respectively. Realized gains and losses are reported on an identified cost basis.

4. CONCENTRATION OF CREDIT RISK

Financial instruments which potentially subject the Separate Account to concentrations of credit risk consist of investments in the FTVIPT - Templeton Growth Securities Fund Class 1. The Fund's investment securities are managed by professional investment managers within established guidelines. As of June 30, 2000, in management's opinion, the Separate Account had no significant concentration of credit risk.

FRANKLIN(R) TEMPLETON(R)
INVESTMENTS

100 Fountain Parkway
St. Petersburg, Florida 33716-1205








SEMIANNUAL REPORT

INSURANCE ISSUER

Templeton Funds Annuity Company
100 Fountain Parkway
St. Petersburg, Florida 33716-1205
1-800-774-5001

INVESTMENT MANAGER

Templeton Global Advisors Limited
Lyford Cay
Nassau, Bahamas

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, CA 94404-1585


This report was prepared for contract owners who have previously received a prospectus for their annuity contract and for Templeton Growth Securities Fund, a series of Franklin Templeton Variable Insurance Products Trust.

To ensure the highest quality of service, telephone calls to or from our service department may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.



TRA S00 08/00                   [RECYCLED LOGO]       Printed on recycled paper